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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number        811-06471

Invesco Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800    Atlanta, Georgia 30309

(Address of principal executive offices)  (Zip code)

Sheri Morris    1555 Peachtree Street, N.E., Suite 1800    Atlanta, Georgia 30309

(Name and address of agent for service)

  Registrant’s telephone number, including area code:      (713) 626-1919

  Date of fiscal year end:      2/28

  Date of reporting period:      11/30/17

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals Quarterly Schedule of Portfolio Holdings November 30, 2017

invesco.com/us	VK-CE-IGMUNI-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–166.54%(a)

Alabama–4.19%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,875	$5,554,769
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (b)	5.00%	09/01/2039	1,275	1,464,758
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (b)	5.00%	09/01/2044	1,275	1,460,512
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC)(b)(c)	5.00%	06/01/2039	3,225	3,227,548
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	2,500	2,707,475
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	755	833,890
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(c)	5.00%	01/01/2042	4,995	5,664,929
Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,260	1,450,235
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	2,525	2,148,447
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(c)	5.00%	09/01/2046	2,700	3,328,776
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,395	3,685,782
				31,527,121

Alaska–0.70%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	4,755	5,246,382

Arizona–3.76%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,519,798
Arizona (State of) Transportation Board; Series 2008 B, Highway RB(d)(e)	5.00%	07/01/2018	2,560	2,614,963
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/2018	3,835	3,917,337
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	750	799,575
Series 2010, RB	5.13%	05/15/2040	1,500	1,600,260
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC)(b)	5.25%	01/01/2032	1,775	1,780,094
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	970	994,483
Series 2009, Education RB	7.13%	01/01/2045	925	949,670
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/2034	510	579,900
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,175	3,466,497
Phoenix Civic Improvement Corp.; Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2042	1,585	1,827,125
Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2047	2,535	2,915,478
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)(d)(e)	5.00%	01/01/2019	3,145	3,261,554
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	1,000	1,126,480
				28,353,214

California–17.15%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,300	2,616,020
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB(c)(d)(e)	5.00%	04/01/2018	6,000	6,075,000
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2037	2,200	2,361,040
Series 2017 F-1, Toll Bridge RB(c)	5.00%	04/01/2056	2,550	2,928,522

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2028	$1,250	$932,338
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(h)	0.00%	06/01/2055	11,260	482,716
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(d)(e)	6.00%	07/01/2019	1,500	1,604,895
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	1,770	2,034,686
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,108,930
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2027	1,415	1,574,782
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2030	1,650	1,818,234
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2037	3,610	3,921,254
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	2,000	2,090,920
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	875	958,440
Series 2016 A, RB(f)	5.00%	12/01/2041	1,380	1,499,232
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,800	1,903,374
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	1,845	1,954,058
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	1,055	1,117,361
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,790	3,119,080
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	3,800	4,329,454
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,500	2,938,575
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,850	2,098,936
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	550	550,809
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)(d)(e)	5.00%	06/01/2020	5,580	6,058,764
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB(d)(h)	0.00%	01/01/2023	10,750	9,785,940
Series 2015, Ref. CAB Toll Road RB(INS-AGM) (b)(h)	0.00%	01/15/2034	4,225	2,278,162
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,570	5,569,889
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,855	2,855,000
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,400	1,610,336
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,738,750
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB(c)	5.00%	05/15/2035	1,000	1,076,270
Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,149,040
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,800	1,898,550
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,263,860
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	5.50%	03/01/2018	50	50,360
Palomar Pomerado Health; Series 2009, COP(d)(e)	6.75%	11/01/2019	1,700	1,867,246
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2046	5,065	1,590,967
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	3,415	3,656,611
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,000	1,165,640
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2021	6,210	6,966,626
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2025	1,165	1,279,170
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2026	2,335	2,560,608
Series 2016 B, Second Series RB(g)	5.00%	05/01/2041	5,000	5,758,250
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/2036	5,070	5,671,403

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	$710	$784,252
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2041	3,560	883,734
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	2,500	2,592,925
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(c)	5.25%	07/01/2029	1,440	1,613,376
Vernon (City of); Series 2009 A, Electric System RB(d)(e)	5.13%	08/01/2019	680	709,553
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,595	1,684,192
				129,138,130

Colorado–3.38%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB(c)(d)(e)	5.00%	03/01/2022	3,000	3,402,090
Series 2012 A, University Enterprise System RB(c)(d)(e)	5.00%	03/01/2022	2,650	3,005,180
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB(c)(d)(e)	5.00%	05/01/2018	7,300	7,410,449
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	600	667,026
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	670	670,174
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	505	505,015
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	1,035	1,129,496
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2034	1,700	1,866,362
Series 2010, Private Activity RB	6.50%	01/15/2030	2,100	2,347,422
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,750	1,984,622
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,240	1,426,806
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB(f)	5.00%	12/15/2041	985	1,010,876
				25,425,518

Connecticut–0.74%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(b)(g)	6.60%	07/01/2024	3,580	3,589,057
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(g)	5.50%	04/01/2021	1,800	1,987,560
				5,576,617

District of Columbia–4.53%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,245	2,256,315
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(d)(e)	6.38%	10/01/2019	3,650	3,960,067
Series 2009, Hospital RB(d)(e)	6.50%	10/01/2019	1,100	1,195,909
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	2,350	2,420,876
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	1,150	1,184,684
Series 2013 A, Sub. Lien Public Utility RB(c)	5.00%	10/01/2044	3,080	3,447,013
District of Columbia; Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2034	3,525	4,068,308
Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2035	7,050	8,122,869
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,975	7,483,896
				34,139,937

Florida–8.88%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,001,640

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	$1,000	$1,138,640
Broward (County of); Series 2013 C, Airport System RB	5.25%	10/01/2038	2,380	2,747,996
Series 2015 A, Airport System RB(g)	5.00%	10/01/2045	2,250	2,553,278
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(f)	7.75%	05/15/2035	1,340	1,478,074
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,450	1,654,885
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(d)	5.95%	07/01/2020	50	55,371
Florida (State of) North Broward Hospital District; Series 2017 B, Ref.	5.00%	01/01/2048	3,425	3,673,792
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(g)	5.13%	06/01/2027	2,475	2,737,226
Gramercy Farms Community Development District; Series 2011, Ref. Special Assessment Conv. CAB RB(i)	6.75%	05/01/2039	2,145	1,244,100
Hillsborough (County of) Aviation Authority; Series 2008 A, RB(INS-AGC) (b)(c)(g)	5.38%	10/01/2033	1,450	1,489,556
Series 2008 A, RB(INS-AGC) (b)(c)(g)	5.50%	10/01/2038	3,260	3,350,628
JEA; Series 2012 Three B, Electric System RB(c)	5.00%	10/01/2039	4,600	5,041,508
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,028,611
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	4,250	4,539,637
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB(d)(e)	6.13%	08/01/2020	715	795,488
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	255	279,778
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2028	1,000	1,120,670
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,180	1,322,957
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	2,855	3,299,523
Series 2017 B, Ref. Aviation RB(g)	5.00%	10/01/2040	3,810	4,380,624
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB(f)	7.00%	10/01/2025	855	861,096
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(c)(g)	5.00%	10/01/2047	3,430	3,949,954
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB(j)	6.13%	05/01/2035	190	16,150
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	175	175,235
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB(INS-BHAC) (b)(c)	5.50%	10/01/2023	4,000	4,279,400
Series 2011, Ref. RB(c)	5.00%	10/01/2031	3,860	4,291,818
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC)(b)(e)	5.35%	05/01/2018	4,675	4,745,779
Reunion East Community Development District; Series 2005, Special Assessment RB(j)	5.80%	05/01/2036	348	3
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	440	451,871
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB(j)	5.38%	01/01/2049	1,875	1,263,488
Series 2014 B, Ref. Sub. Health Care RB(j)	2.50%	01/01/2049	694	7
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,149	804,447
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,100,940
				66,874,170

Georgia–3.56%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	440	456,526
Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	240	249,048
Series 2009 B, Tax Allocation RB(d)(e)	7.38%	01/01/2019	310	329,136

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Atlanta (City of); Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	$1,850	$2,003,088
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	2,000	2,165,500
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,850	2,003,088
Series 2015, Ref. Water & Wastewater RB(c)	5.00%	11/01/2040	12,580	14,538,077
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	2,500	2,730,350
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2042	1,000	1,138,900
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL)(b)	6.50%	01/01/2020	1,150	1,200,945
				26,814,658

Hawaii–1.21%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,480	1,602,515
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,255,440
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	3,075	3,297,353
Series 2015 A, Airport System RB(g)	5.00%	07/01/2045	1,740	1,962,894
				9,118,202

Idaho–0.70%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,045,330
Series 2008 A, RB	6.75%	11/01/2037	1,500	1,566,765
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	885	911,240
Regents of the University of Idaho; Series 2011, Ref. General RB(e)	5.25%	04/01/2021	1,580	1,735,251
				5,258,586

Illinois–16.69%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,910	1,911,089
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB(g)	5.50%	01/01/2032	2,770	3,135,474
Series 2014 A, Ref. Second Lien RB(g)	5.00%	01/01/2041	1,275	1,411,897
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB(g)	5.00%	01/01/2046	865	955,937
Series 2015 D, RB	5.00%	01/01/2046	605	676,693
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,720	1,957,102
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,385	1,638,178
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,975	2,017,068
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,785	2,001,717
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/2036	5,760	6,203,635
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,835	4,189,009
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	1,075	1,162,473
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	435	469,287
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	350	377,143
Series 2008 A, Unlimited Tax GO Bonds(INS-AGC) (b)	5.25%	01/01/2025	3,500	3,510,045
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,010	1,026,322
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	525	533,484
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,910	3,093,796
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,745	2,880,877
Series 2012 A, Unlimited Tax GO Bonds(INS-BAM) (b)	5.00%	01/01/2033	2,025	2,146,075
Series 2014, Ref. Motor Fuel Tax RB(INS-AGM) (b)	5.00%	01/01/2032	1,200	1,299,264
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	895	973,286
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,475	3,773,259
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	2,075	2,383,054

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	$1,000	$1,094,920
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,548,028
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB(d)(e)	5.50%	10/01/2018	1,860	1,921,361
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB(c)	5.38%	08/15/2024	3,500	3,729,355
Series 2009 A, RB(c)	5.75%	08/15/2030	2,000	2,147,880
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,686,243
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	366	20,134
Series 2016 B, RB	5.63%	05/15/2020	1,761	1,751,072
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB(d)(e)	6.25%	11/15/2019	1,145	1,245,966
Series 2009, RB	6.25%	11/15/2035	755	813,950
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	995,080
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(d)(e)	7.25%	11/01/2018	2,885	3,036,491
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,324,575
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB(d)	7.00%	02/15/2018	325	328,634
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB(d)(e)	6.00%	02/15/2020	2,455	2,685,549
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)(d)(e)	5.50%	02/15/2021	3,565	3,991,837
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/2052	3,720	4,158,067
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	3,375	3,529,575
Series 2015 A, RB	5.50%	06/15/2053	1,800	1,990,368
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(h)	0.00%	12/15/2029	2,800	1,740,760
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB(INS-AGM) (b)	5.25%	06/15/2031	1,235	1,366,256
Series 2014, Ref. RB(INS-AGM) (b)	5.25%	06/15/2032	1,125	1,241,111
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/2038	3,875	4,312,449
Series 2015 A, RB(c)	5.00%	01/01/2040	6,480	7,375,730
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,255	1,298,862
Series 2013, Unlimited Tax GO Bonds(INS-BAM) (b)	5.50%	07/01/2038	2,525	2,776,010
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,300	1,356,368
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,150	1,195,931
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,300	1,379,118
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2027	1,715	1,854,104
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	12/15/2041	1,800	1,936,548
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	5,475	6,183,355
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	1,265	1,266,518
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(g)	7.00%	12/01/2042	705	713,834
				125,722,203

Indiana–5.05%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,505	3,948,558
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB(d)(e)	6.75%	03/01/2019	2,200	2,339,788
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(g)	5.00%	07/01/2040	3,960	4,283,373
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2035	500	545,340
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2048	590	634,144

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	$1,525	$1,570,689
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,680	3,724,234
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 J, Ref. VRD Health System RB (LOC-Barclays Bank, PLC.)(k)(l)	0.94%	11/01/2037	11,000	11,000,000
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB(d)(e)	5.25%	07/01/2023	1,500	1,769,820
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,260	1,450,285
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(c)	5.00%	02/01/2030	3,300	3,707,022
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM)(b)(h)	0.00%	01/15/2019	1,280	1,256,512
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(g)	6.75%	01/01/2034	1,500	1,782,720
				38,012,485

Iowa–0.94%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,290	1,338,762
Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	1,110	1,189,443
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,750	1,756,388
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,395	1,400,747
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	12,920	1,378,693
				7,064,033

Kansas–1.14%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(c)	5.75%	11/15/2038	3,800	4,115,400
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,400	1,629,040
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,470	2,831,040
				8,575,480

Kentucky–2.81%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC)(b)	5.75%	12/01/2028	2,300	2,328,382
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,365	1,483,619
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,445	1,561,626
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,035	1,116,920
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(d)(e)	6.00%	06/01/2020	1,000	1,104,210
Series 2010 A, Hospital RB(d)(e)	6.38%	06/01/2020	1,850	2,059,642
Series 2010 A, Hospital RB(d)(e)	6.50%	06/01/2020	3,400	3,795,624
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	2,190	2,281,060
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	2,465	2,567,495
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	280	291,642
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	315	328,098
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,116,250
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,145,050
				21,179,618

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–2.12%

Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016 A, Lease RB	5.00%	07/01/2056	$1,180	$1,294,531
Louisiana Citizens Property Insurance Corp.; Series 2006 C-2, Assessment RB(d)(e)	6.75%	06/01/2018	3,100	3,182,832
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,260	1,398,575
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(e)	4.00%	06/01/2022	1,000	1,068,180
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	3,750	3,756,038
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	885	959,402
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,680	1,837,718
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,415	1,534,935
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	885	954,641
				15,986,852

Maryland–0.92%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	894,620
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,772,523
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,565	1,666,036
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,110	1,183,016
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	815,160
Series 2017, Ref. RB	5.00%	04/01/2032	550	584,936
				6,916,291

Massachusetts–2.60%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,455	1,547,552
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2032	6,000	6,377,880
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	185	185,546
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,985	6,757,125
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(d)(e)	7.25%	01/01/2021	735	857,179
Series 2011 I, RB	7.25%	01/01/2032	490	565,862
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB(c)	5.00%	08/01/2031	3,000	3,321,480
				19,612,624

Michigan–3.87%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	2,925	3,345,440
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	2,108,340
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,275	1,388,348
Series 2014 C-3, Ref. Local Government Loan Program RB(INS-AGM) (b)	5.00%	07/01/2030	2,785	3,157,717
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	640	711,411
Series 2014 D-1, Ref. Local Government Loan Program RB(INS-AGM) (b)	5.00%	07/01/2035	1,250	1,398,938
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	640	719,098
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,305	1,452,595
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,330	2,613,747
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB(c)	5.00%	12/01/2046	3,980	4,517,101
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,365	3,374,085
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	3,000	3,202,800
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB(g)	5.00%	12/01/2042	1,000	1,148,280
				29,137,900

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–0.71%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.38%	07/01/2052	$500	$501,735
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(d)(e)	6.38%	11/15/2018	2,750	2,880,680
Series 2008 A, Health Care System RB(d)(e)	6.63%	11/15/2018	1,850	1,942,241
				5,324,656

Mississippi–0.13%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(k)	0.95%	12/01/2030	1,000	1,000,000

Missouri–0.91%

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	2,500	2,506,750
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,570,457
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	520	544,835
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/2035	1,200	1,253,196
				6,875,238

Nebraska–1.06%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	1,500	1,656,750
Series 2012, Gas RB	5.00%	09/01/2042	2,750	2,998,903
Series 2012, Gas RB	5.25%	09/01/2037	1,500	1,677,615
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,625,220
				7,958,488

Nevada–1.03%

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(d)(e)	5.00%	06/01/2018	4,300	4,379,206
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(d)(e)	5.00%	06/01/2018	3,300	3,360,786
				7,739,992

New Jersey–5.88%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	2,475	2,663,125
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 1.60%) (m)	2.57%	03/01/2028	500	488,085
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(g)	5.13%	01/01/2034	1,250	1,386,962
Series 2013, Private Activity RB(g)	5.38%	01/01/2043	1,000	1,114,520
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL)(b)	5.90%	03/15/2021	15,775	16,322,235
New Jersey (State of) Transportation Trust Fund Authority; Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,545	1,708,600
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,035	1,158,351
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,725	1,756,878
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,725	1,757,430
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	900	1,006,596
Tobacco Settlement Financing Corp.; Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	4,120	4,127,746
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	4,130	3,991,521
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,735	5,754,900
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,070	1,028,570
				44,265,519

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–0.73%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	$3,125	$3,398,281
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB(c)(d)(e)	6.38%	08/01/2018	2,050	2,116,974
				5,515,255

New York–17.37%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB(d)(e)	6.25%	01/15/2020	2,070	2,273,791
Series 2009, PILOT RB(d)(e)	6.38%	01/15/2020	860	946,894
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,100	2,966,173
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB(d)(e)	5.25%	11/15/2019	4,000	4,282,760
Series 2010 D, RB(d)(e)	5.25%	11/15/2020	7,500	8,284,950
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB(INS-NATL) (b)(g)	5.75%	12/01/2022	3,000	3,158,610
Series 1997 6, Special Obligation RB(INS-NATL) (b)(g)	5.75%	12/01/2025	3,000	3,158,670
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	3,000	3,336,600
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Development RB(g)	5.75%	10/01/2036	2,825	2,823,418
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	9,285	10,298,550
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB(d)	5.40%	01/01/2018	2,150	2,156,729
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/2039	5,300	5,512,053
Series 2013, Sub. Future Tax Sec. RB(c)	5.00%	11/01/2038	10,155	11,589,089
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	7,000	7,906,430
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds(c)	5.00%	02/01/2026	7,225	7,268,856
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	3,240	3,557,941
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	3,390	3,740,831
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,900	3,273,810
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,285	1,380,077
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB(d)(e)	5.00%	10/01/2019	2,775	2,949,159
Series 2009 C, School Districts Bond Financing Program RB(INS-AGC) (b)	5.00%	10/01/2024	225	237,697
Series 2014 C, State Personal Income Tax RB(c)	5.00%	03/15/2040	5,655	6,436,521
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,800	2,924,516
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	3,100	3,237,857
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/2029	5,670	6,247,093
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,770	2,055,059
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(c)	5.00%	12/15/2031	2,910	3,400,015
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	5,450	5,863,164
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(g)	5.00%	08/01/2031	1,725	1,836,849
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(g)	5.00%	07/01/2046	1,810	1,981,534
Series 2016 A, Special Facilities RB(g)	5.25%	01/01/2050	3,310	3,673,140
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	2,025	2,060,215
				130,819,051

North Carolina–2.49%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,510	8,572,815

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(g)	5.00%	06/30/2054	$3,180	$3,407,338
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB(d)(e)	5.00%	01/01/2019	6,510	6,744,165
				18,724,318

North Dakota–0.14%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,051,860

Ohio–9.18%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	2,695	3,023,763
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	3,944,755
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,470	1,669,597
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	616,057
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,253,136
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	260	243,750
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,830	7,458,153
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	1,150	1,212,284
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,730	1,922,307
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2036	3,685	4,037,912
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,595	1,856,341
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	2,525	2,724,248
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	2,520	2,835,050
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,200	1,374,672
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB(INS-AGM) (b)(c)	5.00%	04/01/2024	4,800	4,880,880
Series 2006 A, Hospital Facilities RB(INS-AGM) (b)(c)	5.00%	02/01/2024	4,500	4,575,330
Series 2006 B, Hospital Facilities RB(INS-AGM) (b)(c)	5.00%	02/01/2024	4,525	4,601,246
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/2037	3,500	4,151,980
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB(c)(d)(e)	5.00%	04/28/2018	1,625	1,649,148
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	1,000	1,057,030
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB(c)(d)(e)	5.00%	01/01/2019	4,000	4,146,080
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(g)	5.00%	12/31/2039	825	921,203
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	4,300	4,279,016
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(f)(g)	4.25%	01/15/2038	600	615,324
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	385	422,703
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	2,005	2,160,207
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(e)	4.38%	06/01/2022	1,550	1,532,966
				69,165,138

Oklahoma–1.22%

Edmond Public Works Authority; Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2042	2,780	3,234,669
Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2047	3,265	3,784,266
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,990	2,194,273
				9,213,208

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–3.02%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB(d)(e)	5.50%	03/01/2021	$1,500	$1,684,545
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,450	1,537,957
Series 2010 D, RB	5.00%	01/01/2040	1,500	1,590,045
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,900	3,121,270
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB(d)(e)	5.00%	06/01/2019	840	882,437
Series 2009 A, Sub. RB(d)(e)	5.00%	06/01/2019	740	777,385
Series 2009 A, Sub. RB(d)(e)	5.00%	06/01/2019	245	257,377
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,630	1,820,237
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	885	988,288
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	935	1,044,124
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	300	337,191
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	320	359,671
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	1,480	1,663,476
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(i)	5.13%	12/01/2039	1,000	834,540
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	2,400	2,759,712
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	735	836,305
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	970,279
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,125	1,279,260
				22,744,099

Puerto Rico–0.39%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(h)	0.00%	05/15/2050	6,050	682,319
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL)(b)(h)	0.00%	08/01/2044	11,785	2,241,036
				2,923,355

South Carolina–1.49%

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB(d)(e)	5.50%	02/01/2019	1,000	1,044,440
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,742,528
South Carolina (State of) Ports Authority; Series 2015, RB(g)	5.25%	07/01/2050	1,905	2,133,162
Series 2015, RB(g)	5.25%	07/01/2055	1,380	1,545,282
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(c)	5.00%	01/01/2033	4,500	4,754,565
				11,219,977

South Dakota–0.46%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,660	1,821,452
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,657,221
				3,478,673

Tennessee–0.61%

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB(c)(d)(e)	5.25%	03/01/2018	4,550	4,593,680

Texas–21.08%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,750	1,966,247
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB(INS-AGC) (b)	5.00%	08/15/2018	1,875	1,922,156
Series 2009, Ref. & Improvement RB(INS-AGC) (b)	5.00%	08/15/2019	2,200	2,322,034
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2035	3,525	3,823,321
Series 2013 A, Joint Improvement RB(g)	5.00%	11/01/2030	1,700	1,896,792
Series 2014 A, Ref. RB(g)	5.25%	11/01/2026	1,000	1,157,890

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds(c)(d)(e)	5.00%	08/15/2018	$7,960	$8,163,617
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB(c)(d)(e)	5.00%	08/15/2019	1,000	1,057,200
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(e)	7.25%	12/01/2018	1,200	1,269,384
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(d)(e)	5.00%	12/01/2019	1,550	1,650,378
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(g)	4.75%	07/01/2024	1,260	1,376,109
Houston (City of); Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2031	1,215	1,346,329
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	3,120	3,446,040
Series 2015 C, Ref. Airport System RB(g)	5.00%	07/15/2020	865	922,073
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,360	1,399,114
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,266,572
Lower Colorado River Authority; Series 2012 A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,672
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,663,416
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(d)(e)	6.25%	02/15/2019	1,450	1,529,416
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	2,055	2,223,592
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	4.75%	07/01/2042	1,115	1,150,468
Series 2017 B, Sr. Living RB	5.00%	07/01/2052	495	506,326
North Texas Tollway Authority; Series 2008, Ref. First Tier System RB(d)(e)	5.63%	01/01/2018	875	877,861
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	125	125,409
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	875	878,106
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	1,245	1,249,420
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	125,444
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	175	175,621
Series 2008 F, Ref. Second Tier System RB(d)(e)	5.75%	01/01/2018	4,300	4,314,620
Series 2008I, Ref. CAB First Tier System RB(INS-AGC) (b)	6.20%	01/01/2042	1,000	1,254,030
Series 2011 A, Special Projects System RB(c)(d)(e)	5.50%	09/01/2021	4,365	4,955,235
Series 2015 B, Ref. RB(c)	5.00%	01/01/2040	10,095	11,194,144
Series 2017 B, Ref. Second Tier System RB(c)	5.00%	01/01/2048	5,850	6,639,048
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,695	3,014,923
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/2035	1,250	1,349,600
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement RB	5.00%	03/01/2037	5,000	5,578,900
Series 2012, Ref. & Improvement RB	5.00%	03/01/2042	6,050	6,716,710
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,035	1,093,343
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,360	2,462,330
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,000,200
Series 2007, Retirement Facility RB	5.75%	11/15/2037	825	811,520
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	650	651,606
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,600	2,779,660
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC)(b)	6.25%	07/01/2028	4,900	5,132,652
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	4,921,516

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	$3,780	$4,194,439
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2036	3,555	1,615,463
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2037	4,635	2,006,909
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,730	1,922,912
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds(c)(d)(e)	5.00%	04/01/2018	8,700	8,805,879
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,730	2,009,430
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	4,000	4,196,120
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,970	7,267,878
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,683,000
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,410	1,574,237
Series 2012, Gas Supply RB	5.00%	12/15/2029	1,325	1,477,348
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,860	5,401,793
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(g)	5.00%	12/31/2055	1,170	1,283,864
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,000	2,201,460
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(g)	7.00%	12/31/2038	1,500	1,793,235
				158,800,011

Utah–2.78%

Salt Lake City (City of); Series 2017 A, Airport RB(c)(g)	5.00%	07/01/2047	2,770	3,185,749
University of Utah; Series 2013 A, RB(c)(d)(e)	5.00%	08/01/2023	14,235	16,674,879
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	1,100	1,102,112
				20,962,740

Virgin Islands–0.22%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	675	410,063
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,100	1,275,750
				1,685,813

Virginia–2.03%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(g)	5.00%	01/01/2040	2,405	2,581,479
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(g)	5.50%	01/01/2042	3,650	4,057,085
Series 2012, Sr. Lien RB(g)	6.00%	01/01/2037	820	931,167
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(g)	5.00%	07/01/2034	3,605	3,893,905
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB(g)	5.00%	12/31/2056	3,425	3,795,619
				15,259,255

Washington–4.36%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(g)	5.50%	07/01/2025	1,080	1,204,632
Series 2011 A, Ref. Consolidated RB(g)	5.50%	07/01/2026	1,175	1,308,445
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,840	1,852,181
Seattle (Port of); Series 2017 C, Intermediate Lien RB(g)	5.25%	05/01/2042	1,200	1,419,864
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2032	2,000	2,207,080
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2041	13,370	14,649,910
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/2041	3,495	3,668,457

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(e)	6.25%	05/15/2021	$1,525	$1,761,344
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(f)	6.00%	01/01/2027	2,325	2,333,161
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,458,282
				32,863,356

West Virginia–0.98%

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,290	1,289,935
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	995	1,010,194
Series 2008, RB	6.25%	10/01/2023	1,695	1,725,120
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,535	1,622,664
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,630	1,723,089
				7,371,002

Wisconsin–2.41%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	640	696,749
Series 2017, Limited Obligation PILOT RB(f)	6.75%	12/01/2042	2,190	2,533,348
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB(d)	5.50%	12/15/2020	2,000	2,227,940
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(g)	5.38%	11/01/2021	700	702,044
Series 2007 B, Collateralized Utility RB(g)	5.75%	11/01/2037	625	626,712
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(d)(e)	6.63%	02/15/2019	1,825	1,933,040
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(c)	5.00%	03/01/2046	6,060	6,825,742
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	986,218
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB(d)(e)	5.38%	05/01/2019	145	152,569
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,400	1,474,690
				18,159,052

Wyoming–0.92%

Lincoln (County of), (Exxon Corp.); Series 2014, Ref. VRD PCR(k)	0.94%	10/01/2044	2,400	2,400,000
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,850	1,959,779
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)	5.00%	01/01/2047	2,250	2,544,030
				6,903,809
TOTAL INVESTMENTS IN SECURITIES(n)–166.54% (Cost $1,184,640,121)				1,254,297,566
FLOATING RATE NOTE OBLIGATIONS–(32.39)% Notes with interest and fee rates ranging from 1.50% to 1.89% at 11/30/2017 contractual maturities of collateral ranging from 06/01/2022 to 04/01/2056 (See Note 1D)(o)				(243,955,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.29)%				(273,299,017)
OTHER ASSETS LESS LIABILITIES–2.14%				16,109,941
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$753,153,490

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	LOC	—Letter of Credit
AGC	—Assured Guaranty Corp.	MFH	—Multi-Family Housing
AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.
AMBAC	—American Municipal Bond Assurance Corp.	PCR	—Pollution Control Revenue Bonds
BAM	—Build America Mutual Assurance Co.	PILOT	—Payment-in-Lieu-of-Tax
BHAC	—Berkshire Hathaway Assurance Corp.	RAC	—Revenue Anticipation Certificates
CAB	—Capital Appreciation Bonds	RB	—Revenue Bonds
Conv.	—Convertible	Ref.	—Refunding
COP	—Certificates of Participation	RN	—Revenue Notes
CR	—Custodial Receipts	Sec.	—Secured
GO	—General Obligation	SIFMA	—Securities Industry and Financial Markets Association
IDR	—Industrial Development Revenue Bonds	Sr.	—Senior
INS	—Insurer	Sub.	—Subordinated
Jr.	—Junior	VRD	—Variable Rate Demand
		Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $28,636,395, which represented 3.80% of the Trust’s Net Assets.
(g)	Security subject to the alternative minimum tax.
(h)	Zero coupon bond issued at a discount.
(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2017 was $1,279,648, which represented less than 1% of the Trust’s Net Assets.
(k)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2017. At November 30, 2017, the Trust’s investments with a value of $386,232,876 are held by TOB Trusts and serve as collateral for the $243,955,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco Trust for Investment Grade Municipals

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Trust for Investment Grade Municipals

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Trust for Investment Grade Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.